Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost beginning balance		$ 13,340,591	$ 4,318,086
Additions		1,045,477	8,865,767
Additions – internally developed		166,667	164,305
Write-off			(7,567)
Transfers
Cost ending balance		5,802,735	13,340,591
Amortization:
Amortization beginning balance		5,737,436	2,275,240
Charge for the year		2,576,922	3,469,763
Contract termination	[1]	(3,696,396)
Write-off			(7,567)
Transfers
Amortization ending balance		4,617,962	5,737,436
Net carrying amount:
Balance of net carrying amount		1,184,773	7,603,155
Cost:
Contract termination	[1]	(8,750,000)
Application development [Member]
Cost:
Cost beginning balance		3,685,510	3,580,699
Additions
Additions – internally developed		166,667	112,378
Write-off			(7,567)
Transfers
Cost ending balance		3,852,177	3,685,510
Amortization:
Amortization beginning balance		2,632,912	1,914,902
Charge for the year		761,561	725,577
Contract termination	[1]
Write-off			(7,567)
Transfers
Amortization ending balance		3,394,473	2,632,912
Net carrying amount:
Balance of net carrying amount		457,704	1,052,598
Cost:
Contract termination	[1]
Originals and Sessions [Member]
Cost:
Cost beginning balance		520,052	548,197
Additions
Additions – internally developed			51,927
Write-off
Transfers		10,450	(80,072)
Cost ending balance		530,502	520,052
Amortization:
Amortization beginning balance		433,818	324,883
Charge for the year		55,527	106,503
Contract termination	[1]
Write-off
Transfers			2,432
Amortization ending balance		489,345	433,818
Net carrying amount:
Balance of net carrying amount		41,157	86,234
Cost:
Contract termination	[1]
Other intangibles [Member]
Cost:
Cost beginning balance		9,014,531	78,314
Additions		1,030,502	8,849,867
Additions – internally developed
Write-off
Transfers			86,350
Cost ending balance		1,295,033	9,014,531
Amortization:
Amortization beginning balance		2,670,706	35,455
Charge for the year		1,759,834	2,637,683
Contract termination	[1]	(3,696,396)
Write-off
Transfers			(2,432)
Amortization ending balance		734,144	2,670,706
Net carrying amount:
Balance of net carrying amount		560,889	6,343,825
Cost:
Contract termination	[1]	(8,750,000)
Work in progress [Member]
Cost:
Cost beginning balance		120,498	110,876
Additions		14,975	15,900
Additions – internally developed
Write-off
Transfers		(10,450)	(6,278)
Cost ending balance		125,023	120,498
Amortization:
Amortization beginning balance
Charge for the year
Contract termination	[1]
Write-off
Transfers
Amortization ending balance
Net carrying amount:
Balance of net carrying amount		125,023	$ 120,498
Cost:
Contract termination	[1]

[1]	The net book value amounting to USD 5,053,604 represent the terminated contract with Amr Diab, wherein the related outstanding payable of the Group to Amr Diab as of the date of amendment amounting to USD 5,250,000 is forfeited, the net transaction resulted in a gain of USD 196,396 recorded under other income. A new contract was signed with the artist dated May 18, 2023.